POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) - Pension defined benefit plans $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 4,725
2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	135
2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	136
2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	139
2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	141
2027
Disclosure of defined benefit plans [line items]
Future planned benefit payments	144
Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 4,030